Nuveen Enhanced Yield US Aggregate Bond ETF [Member] Investment Strategy - Nuveen Enhanced Yield U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of its Index. The Index is designed to broadly capture the U.S. investment grade fixed income market, as represented by the ICE BofA U.S. Broad Market Index (the “Base Index”). Unlike the Base Index, the Index does not weight component securities by market capitalization. Instead, the Index first assigns component securities from the Base Index into a variety of categories based upon asset class, sector, credit quality, duration and maturity. The Index then employs a rules-based methodology to allocate higher weights to categories with the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration, and turnover. After the Index assigns a weight to each category (negative weights for a category are not permitted), individual component securities within each category are weighted based on their relative market capitalizations. The Base Index and Index are both rebalanced and reconstituted on a monthly basis. As of October 31, 2025, the Index was comprised of 11,624 securities.
The Index draws from the universe defined by the Base Index, which consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have at least one year to final maturity. The Index is principally comprised of U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), and U.S. dollar-denominated debt securities issued by corporations that are publicly offered for sale in the United States.
The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally invests in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund reconstitutes and rebalances its holdings monthly in response to the monthly Index reconstitution and rebalance. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.
The Fund may use an investment strategy called “dollar rolls” (also referred to as “mortgage rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.
Under normal market conditions, the Fund will (i) invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in fixed income securities and (ii) invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in U.S. dollar-denominated securities that are publicly offered for sale in the United States.
Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will (i) invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in fixed income securities and (ii) invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in U.S. dollar-denominated securities that are publicly offered for sale in the United States. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.